Investments in associates and joint ventures - Changes during the year (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Investments in associates and joint ventures
Balance at the beginning			$ 2,798	$ 3,225
Additions		$ 1	75	1
Translation adjustment			(645)	31
Equity results in income statement	$ 43	90	(67)	196
Equity results in statement of comprehensive income			(2)	(4)
Fair value adjustment				(163)
Dividends declared			(100)	(180)
Others			12	9
Balance at the end	$ 2,071	$ 3,115	$ 2,071	$ 3,115